FINANCIAL RISK MANAGEMENT (Details) - Schedule of level of hedge	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Schedule of level of hedge [Abstract]
Percentage of coverage over the expected volume of consumption	19.00%	20.00%	61.00%	65.00%	15.00%	40.00%	58.00%	66.00%	41.00%	45.00%